FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	COMMUNICATIONS — 11.0%
1,988	Alphabet, Inc. - Class A1	$571,669
1,588	Alphabet, Inc. - Class C1	455,534
3,102	AT&T, Inc.[1]	89,927
24	Booking Holdings, Inc.[1]	101,048
1,137	Comcast Corp. - Class A1	32,643
861	Meta Platforms, Inc. - Class A1	492,604
1,676	Netflix, Inc.*,[1]	161,147
1,217	Uber Technologies, Inc.*,[1]	87,539
1,844	Verizon Communications, Inc.[1]	92,569
706	Walt Disney Co.[1]	68,044
		2,152,724
	CONSUMER DISCRETIONARY — 9.1%
3,814	Amazon.com, Inc.*,[1]	794,342
390	Home Depot, Inc.[1]	128,267
220	Lowe's Cos., Inc.[1]	51,982
524	McDonald's Corp.[1]	162,854
1,622	NIKE, Inc. - Class B1	85,674
835	Starbucks Corp.[1]	74,808
1,074	Tesla, Inc.*,[1]	399,259
435	TJX Cos., Inc.[1]	69,469
		1,766,655
	CONSUMER STAPLES — 5.3%
781	Altria Group, Inc.[1]	51,538
1,799	Coca-Cola Co.[1]	136,814
366	Colgate-Palmolive Co.	31,194
181	Costco Wholesale Corp.	180,354
600	Mondelez International, Inc. - Class A1	34,584
635	PepsiCo, Inc.[1]	98,609
722	Philip Morris International, Inc.[1]	119,376
1,062	Procter & Gamble Co.[1]	153,395
1,788	Walmart, Inc.[1]	222,213
		1,028,077
	ENERGY — 4.1%
1,197	Chevron Corp.[1]	247,659
782	ConocoPhillips	103,224
2,666	Exxon Mobil Corp.[1]	452,314
		803,197
	FINANCIALS — 12.5%
273	American Express Co.[1]	82,577
2,698	Bank of America Corp.[1]	131,528

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
933	Berkshire Hathaway, Inc. - Class B*	$447,094
73	BlackRock, Inc.[1]	70,205
850	Charles Schwab Corp.[1]	79,883
1,159	Chubb Ltd.[1]	377,753
718	Citigroup, Inc.	81,428
153	Goldman Sachs Group, Inc.[1]	129,436
1,094	JPMorgan Chase & Co.[1]	321,811
417	Mastercard, Inc. - Class A1	208,358
615	Morgan Stanley[1]	101,211
476	PayPal Holdings, Inc.[1]	21,530
624	U.S. Bancorp[1]	32,454
859	Visa, Inc. - Class A1	259,624
1,261	Wells Fargo & Co.[1]	100,388
		2,445,280
	HEALTH CARE — 9.3%
1,264	Abbott Laboratories	129,775
709	AbbVie, Inc.[1]	154,200
217	Amgen, Inc.[1]	76,352
816	Bristol-Myers Squibb Co.[1]	49,490
922	CVS Health Corp.[1]	66,218
252	Danaher Corp.[1]	47,779
162	Elevance Health, Inc.[1]	47,426
319	Eli Lilly & Co.	293,407
498	Gilead Sciences, Inc.[1]	69,406
257	Intuitive Surgical, Inc.*,[1]	118,474
966	Johnson & Johnson[1]	236,129
932	Medtronic PLC[1,2]	80,758
996	Merck & Co., Inc.[1]	119,809
2,281	Pfizer, Inc.[1]	64,051
151	Thermo Fisher Scientific, Inc.[1]	74,221
658	UnitedHealth Group, Inc.[1]	178,048
		1,805,543
	INDUSTRIALS — 8.5%
392	3M Co.[1]	56,930
578	Boeing Co.*,[1]	115,039
345	Caterpillar, Inc.[1]	244,419
186	Deere & Co.[1]	104,774
287	Eaton Corp. PLC[1,2]	102,651
415	Emerson Electric Co.	54,373
127	FedEx Corp.[1]	45,235
780	General Electric Co. DBA GE Aerospace[1]	221,341

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
469	Honeywell International, Inc.[1]	$106,008
150	Lockheed Martin Corp.[1]	90,659
990	RTX Corp.[1]	190,971
347	Union Pacific Corp.[1]	84,189
432	United Parcel Service, Inc. - Class B1	42,500
890	Waste Management, Inc.[1]	204,513
		1,663,602
	MATERIALS — 2.3%
906	Linde PLC[1]	449,158

	REAL ESTATE — 1.4%
1,599	American Tower Corp., REIT[1]	275,955

	TECHNOLOGY — 31.8%
333	Accenture PLC[1,2]	66,031
225	Adobe, Inc.*,[1]	54,693
647	Advanced Micro Devices, Inc.*,[1]	131,619
5,048	Apple, Inc.[1]	1,281,132
317	Applied Materials, Inc.[1]	108,347
1,877	Broadcom, Inc.[1]	580,950
5,471	Cisco Systems, Inc.[1]	424,495
1,783	Intel Corp.*,[1]	78,684
502	International Business Machines Corp.[1]	121,680
150	Intuit, Inc.[1]	64,857
500	Lam Research Corp.	106,830
447	Micron Technology, Inc.	151,014
2,539	Microsoft Corp.[1]	939,862
8,302	NVIDIA Corp.[1]	1,447,869
903	Oracle Corp.	132,840
1,226	Palantir Technologies, Inc. - Class A*	179,339
426	QUALCOMM, Inc.[1]	54,860
158	S&P Global, Inc.[1]	67,204
512	Salesforce, Inc.[1]	95,575
557	ServiceNow, Inc.*,[1]	58,234
361	Texas Instruments, Inc.[1]	70,085
		6,216,200
	UTILITIES — 2.6%
995	Duke Energy Corp.	130,285

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,664	NextEra Energy, Inc.[1]	$247,433
1,408	Southern Co.[1]	135,900
		513,618
	TOTAL COMMON STOCKS
	(Cost $18,042,499)	19,120,009

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 18.8%
	CALL OPTIONS — 6.0%
	S&P 500 Index
15	Exercise Price: $7,000.01, Notional Amount: $10,500,015, Expiration Date: July 28, 2028*	1,178,048
	TOTAL CALL OPTIONS
	(Cost $1,107,649)	1,178,048
	PUT OPTIONS — 12.8%
	S&P 500 Index
15	Exercise Price: $6,000.01, Notional Amount: $9,000,015, Expiration Date: July 28, 2028*	678,425
31	Exercise Price: $6,388.64, Notional Amount: $19,804,784, Expiration Date: July 28, 2028*	1,743,341
	S&P 500 Mini Index
13	Exercise Price: $638.86, Notional Amount: $830,518, Expiration Date: July 28, 2028*	73,377
	TOTAL PUT OPTIONS
	(Cost $2,349,612)	2,495,143
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $3,457,261)	3,673,191

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
291,743	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	291,743
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $291,743)	291,743
	TOTAL INVESTMENTS — 118.2%
	(Cost $21,791,503)	23,084,943
	Liabilities in Excess of Other Assets — (18.2)%	(3,546,466)
	TOTAL NET ASSETS — 100.0%	$19,538,477

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (17.0)%
	CALL OPTIONS — (11.1)%
	3M Co.
(1)	Exercise Price: $144.00, Notional Amount: $(14,400), Expiration Date: April 2, 2026*	$(210)
	Abbott Laboratories
(2)	Exercise Price: $105.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(36)
	AbbVie, Inc.
(1)	Exercise Price: $210.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(800)
	Accenture PLC
(1)	Exercise Price: $192.50, Notional Amount: $(19,250), Expiration Date: April 2, 2026*	(580)
	Advanced Micro Devices, Inc.
(1)	Exercise Price: $202.50, Notional Amount: $(20,250), Expiration Date: April 2, 2026*	(403)
	Alphabet, Inc. - Class A
(4)	Exercise Price: $275.00, Notional Amount: $(110,000), Expiration Date: April 2, 2026*	(5,160)
	Alphabet, Inc. - Class C
(3)	Exercise Price: $275.00, Notional Amount: $(82,500), Expiration Date: April 2, 2026*	(3,637)
	Altria Group, Inc.
(1)	Exercise Price: $66.00, Notional Amount: $(6,600), Expiration Date: April 2, 2026*	(50)
	Amazon.com, Inc.
(7)	Exercise Price: $200.00, Notional Amount: $(140,000), Expiration Date: April 2, 2026*	(5,932)
	American Express Co.
(1)	Exercise Price: $292.50, Notional Amount: $(29,250), Expiration Date: April 2, 2026*	(1,055)
	Apple, Inc.
(9)	Exercise Price: $247.50, Notional Amount: $(222,750), Expiration Date: April 2, 2026*	(6,165)
	Applied Materials, Inc.
(1)	Exercise Price: $335.00, Notional Amount: $(33,500), Expiration Date: April 2, 2026*	(1,017)
	AT&T, Inc.
(6)	Exercise Price: $29.00, Notional Amount: $(17,400), Expiration Date: April 2, 2026*	(141)
	Bank of America Corp.
(5)	Exercise Price: $47.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(917)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Berkshire Hathaway, Inc. - Class B
(2)	Exercise Price: $470.00, Notional Amount: $(94,000), Expiration Date: April 2, 2026*	$(2,035)
	Boeing Co.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(917)
	Bristol-Myers Squibb Co.
(2)	Exercise Price: $59.00, Notional Amount: $(11,800), Expiration Date: April 2, 2026*	(323)
	Broadcom, Inc.
(3)	Exercise Price: $300.00, Notional Amount: $(90,000), Expiration Date: April 2, 2026*	(3,345)
	Caterpillar, Inc.
(1)	Exercise Price: $695.00, Notional Amount: $(69,500), Expiration Date: April 2, 2026*	(1,877)
	Charles Schwab Corp.
(2)	Exercise Price: $92.00, Notional Amount: $(18,400), Expiration Date: April 2, 2026*	(463)
	Chevron Corp.
(2)	Exercise Price: $212.50, Notional Amount: $(42,500), Expiration Date: April 2, 2026*	(107)
	Cisco Systems, Inc.
(10)	Exercise Price: $80.00, Notional Amount: $(80,000), Expiration Date: April 2, 2026*	(65)
	Citigroup, Inc.
(1)	Exercise Price: $108.00, Notional Amount: $(10,800), Expiration Date: April 2, 2026*	(560)
	Coca-Cola Co.
(3)	Exercise Price: $76.00, Notional Amount: $(22,800), Expiration Date: April 2, 2026*	(177)
	Colgate-Palmolive Co.
(1)	Exercise Price: $84.00, Notional Amount: $(8,400), Expiration Date: April 2, 2026*	(168)
	ConocoPhillips
(1)	Exercise Price: $134.00, Notional Amount: $(13,400), Expiration Date: April 2, 2026*	(103)
	CVS Health Corp.
(2)	Exercise Price: $70.00, Notional Amount: $(14,000), Expiration Date: April 2, 2026*	(452)
	Eaton Corp. PLC
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(530)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Eli Lilly & Co.
(1)	Exercise Price: $880.00, Notional Amount: $(88,000), Expiration Date: April 2, 2026*	$(4,150)
	Emerson Electric Co.
(1)	Exercise Price: $126.00, Notional Amount: $(12,600), Expiration Date: April 2, 2026*	(490)
	Exxon Mobil Corp.
(5)	Exercise Price: $170.00, Notional Amount: $(85,000), Expiration Date: April 2, 2026*	(970)
	General Electric Co. DBA GE Aerospace
(1)	Exercise Price: $285.00, Notional Amount: $(28,500), Expiration Date: April 2, 2026*	(293)
	Gilead Sciences, Inc.
(1)	Exercise Price: $135.00, Notional Amount: $(13,500), Expiration Date: April 2, 2026*	(438)
	Home Depot, Inc.
(1)	Exercise Price: $322.50, Notional Amount: $(32,250), Expiration Date: April 2, 2026*	(730)
	Honeywell International, Inc.
(1)	Exercise Price: $222.50, Notional Amount: $(22,250), Expiration Date: April 2, 2026*	(435)
	Intel Corp.
(3)	Exercise Price: $43.00, Notional Amount: $(12,900), Expiration Date: April 2, 2026*	(482)
	International Business Machines Corp.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(797)
	Johnson & Johnson
(2)	Exercise Price: $240.00, Notional Amount: $(48,000), Expiration Date: April 2, 2026*	(1,025)
	JPMorgan Chase & Co.
(2)	Exercise Price: $282.50, Notional Amount: $(56,500), Expiration Date: April 2, 2026*	(2,415)
	Lam Research Corp.
(1)	Exercise Price: $210.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(747)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $485.00, Notional Amount: $(48,500), Expiration Date: April 2, 2026*	(1,627)
	McDonald's Corp.
(1)	Exercise Price: $307.50, Notional Amount: $(30,750), Expiration Date: April 2, 2026*	(458)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Medtronic PLC
(2)	Exercise Price: $87.00, Notional Amount: $(17,400), Expiration Date: April 2, 2026*	$(107)
	Merck & Co., Inc.
(2)	Exercise Price: $120.00, Notional Amount: $(24,000), Expiration Date: April 2, 2026*	(282)
	Meta Platforms, Inc. - Class A
(2)	Exercise Price: $525.00, Notional Amount: $(105,000), Expiration Date: April 2, 2026*	(9,585)
	Micron Technology, Inc.
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(222)
	Microsoft Corp.
(5)	Exercise Price: $355.00, Notional Amount: $(177,500), Expiration Date: April 2, 2026*	(7,887)
	Mondelez International, Inc. - Class A
(1)	Exercise Price: $58.00, Notional Amount: $(5,800), Expiration Date: April 2, 2026*	(48)
	Morgan Stanley
(1)	Exercise Price: $157.50, Notional Amount: $(15,750), Expiration Date: April 2, 2026*	(750)
	Netflix, Inc.
(3)	Exercise Price: $93.00, Notional Amount: $(27,900), Expiration Date: April 2, 2026*	(1,027)
	NextEra Energy, Inc.
(5)	Exercise Price: $91.00, Notional Amount: $(45,500), Expiration Date: April 2, 2026*	(1,120)
	NIKE, Inc. - Class B
(3)	Exercise Price: $51.00, Notional Amount: $(15,300), Expiration Date: April 2, 2026*	(945)
	NVIDIA Corp.
(15)	Exercise Price: $167.50, Notional Amount: $(251,250), Expiration Date: April 2, 2026*	(10,950)
	Oracle Corp.
(2)	Exercise Price: $140.00, Notional Amount: $(28,000), Expiration Date: April 2, 2026*	(1,545)
	Palantir Technologies, Inc. - Class A
(2)	Exercise Price: $143.00, Notional Amount: $(28,600), Expiration Date: April 2, 2026*	(915)
	PayPal Holdings, Inc.
(1)	Exercise Price: $44.00, Notional Amount: $(4,400), Expiration Date: April 2, 2026*	(146)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	PepsiCo, Inc.
(1)	Exercise Price: $152.50, Notional Amount: $(15,250), Expiration Date: April 2, 2026*	$(350)
	Pfizer, Inc.
(4)	Exercise Price: $27.00, Notional Amount: $(10,800), Expiration Date: April 2, 2026*	(436)
	Philip Morris International, Inc.
(1)	Exercise Price: $162.50, Notional Amount: $(16,250), Expiration Date: April 2, 2026*	(353)
	Procter & Gamble Co.
(2)	Exercise Price: $143.00, Notional Amount: $(28,600), Expiration Date: April 2, 2026*	(419)
	QUALCOMM, Inc.
(1)	Exercise Price: $127.00, Notional Amount: $(12,700), Expiration Date: April 2, 2026*	(269)
	RTX Corp.
(2)	Exercise Price: $190.00, Notional Amount: $(38,000), Expiration Date: April 2, 2026*	(880)
	S&P 500 Index
(15)	Exercise Price: $6,000.01, Notional Amount: $(9,000,015), Expiration Date: July 28, 2028*	(2,063,876)
	Salesforce, Inc.
(1)	Exercise Price: $180.00, Notional Amount: $(18,000), Expiration Date: April 2, 2026*	(737)
	ServiceNow, Inc.
(1)	Exercise Price: $100.00, Notional Amount: $(10,000), Expiration Date: April 2, 2026*	(515)
	Southern Co.
(3)	Exercise Price: $96.00, Notional Amount: $(28,800), Expiration Date: April 2, 2026*	(300)
	Starbucks Corp.
(2)	Exercise Price: $87.00, Notional Amount: $(17,400), Expiration Date: April 2, 2026*	(596)
	Tesla, Inc.
(2)	Exercise Price: $360.00, Notional Amount: $(72,000), Expiration Date: April 2, 2026*	(2,730)
	Texas Instruments, Inc.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(523)
	TJX Cos., Inc.
(1)	Exercise Price: $155.00, Notional Amount: $(15,500), Expiration Date: April 2, 2026*	(493)

FT Vest Hedged Equity Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	U.S. Bancorp
(1)	Exercise Price: $51.00, Notional Amount: $(5,100), Expiration Date: April 2, 2026*	$(127)
	Uber Technologies, Inc.
(2)	Exercise Price: $69.00, Notional Amount: $(13,800), Expiration Date: April 2, 2026*	(660)
	Union Pacific Corp.
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: April 2, 2026*	(425)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $95.00, Notional Amount: $(9,500), Expiration Date: April 2, 2026*	(345)
	UnitedHealth Group, Inc.
(1)	Exercise Price: $257.50, Notional Amount: $(25,750), Expiration Date: April 2, 2026*	(1,357)
	Verizon Communications, Inc.
(3)	Exercise Price: $50.00, Notional Amount: $(15,000), Expiration Date: April 2, 2026*	(149)
	Visa, Inc. - Class A
(2)	Exercise Price: $295.00, Notional Amount: $(59,000), Expiration Date: April 2, 2026*	(1,615)
	Walmart, Inc.
(3)	Exercise Price: $123.00, Notional Amount: $(36,900), Expiration Date: April 2, 2026*	(594)
	Walt Disney Co.
(1)	Exercise Price: $92.00, Notional Amount: $(9,200), Expiration Date: April 2, 2026*	(418)
	Wells Fargo & Co.
(2)	Exercise Price: $77.00, Notional Amount: $(15,400), Expiration Date: April 2, 2026*	(560)
	TOTAL CALL OPTIONS
	(Proceeds $2,044,006)	(2,166,538)
	PUT OPTIONS — (5.9)%
	S&P 500 Index
(15)	Exercise Price: $7,000.01, Notional Amount: $(10,500,015), Expiration Date: July 28, 2028*	(1,157,788)
	TOTAL PUT OPTIONS
	(Proceeds $1,084,511)	(1,157,788)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $3,128,517)	$(3,324,326)

PLC — Public Limited Company

REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $8,486,577, which represents 43.43% of the total net assets of the Fund.
[2] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B2

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$698,598	3.5%
Switzerland	377,753	1.9%
United States	22,008,592	112.8%
Total Investments	23,084,943	118.2%
Liabilities in Excess of Other Assets	(3,546,466)	(18.2)%
Total Net Assets	$19,538,477	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B2

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.0%
Consumer Discretionary	9.1%
Consumer Staples	5.3%
Energy	4.1%
Financials	12.5%
Health Care	9.3%
Industrials	8.5%
Materials	2.3%
Real Estate	1.4%
Technology	31.8%
Utilities	2.6%
Total Common Stocks	97.9%
Purchased Options Contracts	18.8%
Short-Term Investments	1.5%
Total Investments	118.2%
Liabilities in Excess of Other Assets	(18.2)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B2

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

FT Vest Hedged Equity Income Fund: Series B2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurements (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$19,120,009	$-	$-	$19,120,009
Short-Term Investments	291,743	-	-	291,743
Total Investments	19,411,752	-	-	19,411,752
Purchased Options Contracts	-	3,673,191	-	3,673,191
Total Investments and Options	$19,411,752	$3,673,191	$-	$23,084,943

Liabilities
Written Options Contracts	$102,662	$3,221,664	$-	$3,324,326
Total Written Options Contracts	$102,662	$3,221,664	$-	$3,324,326

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.